Loss Per Share (Details) - Schedule of basic and diluted net income per share - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Loss Per Share Numerator
Loss for the six months attributable to owners of the Company (in Dollars)	$ (7,355,329)	$ (1,231,866)
Diluted Loss Per Share Numerator
Loss for the six months attributable to owners of the Company (in Dollars)	$ (7,355,329)	$ (1,231,866)
Basic Loss Per Share Denominator
Original shares:	13,263,066	11,421,393
Additions from actual events:
- Issuance of ordinary shares, weighted	4,406,216
Basic weighted average shares outstanding	17,669,282	11,421,393
Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	17,669,282	11,421,393
Dilutive shares: Potential additions from dilutive events:
- None
Diluted Weighted Average Shares Outstanding:	17,669,282	11,421,393
Loss Per Share
- Basic (in Dollars per share)	$ (0.42)	$ (0.11)
- Diluted (in Dollars per share)	$ (0.42)	$ (0.11)
Weighted Average Shares Outstanding
- Basic	17,669,282	11,421,393
- Diluted	17,669,282	11,421,393